RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Oct. 31, 2023	Jan. 07, 2022	Nov. 30, 2024	Nov. 30, 2023	Mar. 18, 2024	Sep. 14, 2023	Jul. 19, 2023
Related Party Transaction [Line Items]
Administrative Expense			$ 240,000	$ 240,000
Convertible promissory note	$ 100,000					$ 1,000,000
Interest rate	5.00%		9.00%
Note receivable			$ 101,944	100,342
Deposits					$ 5,000
Lender description			Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender.
Working Capital Loans			$ 0	0
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			0	0
Founder [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture		375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Administrative Expense			20,000
Aggregate advances from related party			1,182,116
Deposits							$ 620,000
Advances from related party			1,182,116	800,000
Sponsor [Member] | Administrative Service [Member]
Related Party Transaction [Line Items]
Administrative Expense			$ 360,000	$ 120,000
Founder [Member]
Related Party Transaction [Line Items]
Aggregate value of shares		$ 25,000
Shares issued		2,875,000